STOCK OPTIONS (Details 2) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Non-vested, Beginning Balance	900,000	400,000
Granted		1,300,000
Vested	(550,000)	(800,000)
Non-vested, Ending Balance	350,000	900,000
Weighted Average Grant Date Fair Value
Non-vested, Beginning Balance	$ 0.15	$ 0.11
Granted		0.16
Vested	0.14	0.15
Non-vested, Ending Balance	$ 0.16	$ 0.15